Sales and Marketing Expenses and General and Administrative Expenses - Summary of Sales and Marketing Expenses and General and Administrative Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	$ 8,139	$ 6,892	$ 20,116	$ 16,028
Total	28,224	22,636	79,551	74,042
Salaries and Wages
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	6,859	6,223	16,368	13,467
Total	14,268	12,299	43,683	41,649
Marketing Expenses
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	1,280	669	3,748	2,561
Third Party Services
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	5,858	4,552	16,664	15,894
Other Operating Expenses
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	$ 8,098	$ 5,785	$ 19,204	$ 16,499